UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

1

Item 1. Reports to Stockholders.

(a)

ATAC US Rotation ETF

Ticker: RORO

ATAC Credit Rotation ETF

Ticker: JOJO

Semi-Annual Report

February 29, 2024

www.atacfunds.com

ii

ATAC ETFs

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

ATAC US ROTATION ETF

Asset Allocation (Unaudited)
as of February 29, 2024(a)
(% of Net Assets)

Short-Term Investment &
Liabilities in Excess of Other Assets, Net
0.3%

Exchange-Traded Funds
99.7%

Fund Holdings (Unaudited)
as of February 29, 2024(a)
(% of Net Assets)

Schwab U.S. Large-Cap Growth ETF	64.2%
Vanguard Small-Cap ETF	20.0%
ProShares UltraPro Russell2000	15.5%
Cash & Cash Equivalents(b)	0.3%
Total	100.0%

(a)Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any securities.

(b)Represents short-term investments and liabilities in excess of other assets.

ATAC CREDIT ROTATION ETF

Asset Allocation (Unaudited)
as of February 29, 2024(a)
(% of Net Assets)

Short-Term Investment &
Liabilities in Excess of Other Assets, Net
0.2%

Exchange-Traded Funds
99.8%

Fund Holdings (Unaudited)
as of February 29, 2024(a)
(% of Net Assets)

iShares iBoxx $ High Yield Corporate Bond ETF	69.9%
Xtrackers USD High Yield Corporate Bond ETF	29.9%
Cash & Cash Equivalents(b)	0.2%
Total	100.0%

(a)Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any securities.

(b)Represents short-term investments and liabilities in excess of other assets.

3

The accompanying notes are an integral part of these financial statements.

ATAC US ROTATION ETF

Schedule of Investments (Unaudited)
February 29, 2024

	Shares	Value
EXCHANGE TRADED FUNDS – 99.7%
ProShares UltraPro Russell2000	41,436	$1,917,658
Schwab U.S. Large-Cap Growth ETF(a)	87,333	7,947,303
Vanguard Small-Cap ETF(b)	11,291	2,479,052
Total Exchange Traded Funds (Cost $12,200,931)		12,344,013

SHORT-TERM INVESTMENTS – 18.3%
Investments Purchased with Collateral from Securities Lending – 18.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	2,225,000	2,225,000

Money Market Funds – 0.3%
First American Government Obligations Fund - Class X, 5.23%(c)	34,952	34,952
Total Short-Term Investments (Cost $2,259,952)		2,259,952

Total Investments – 118.0% (Cost $14,460,883)		$14,603,965
Liabilities in Excess of Other Assets – (18.0)%		(2,232,038)
Total Net Assets – 100.0%		$12,371,927

Percentages are stated as a percent of net assets.

(a)Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $2,195,600 which represented 17.7% of net assets.

(c)The rate shown represents the 7-day effective yield as of February 29, 2024.

4

The accompanying notes are an integral part of these financial statements.

ATAC CREDIT ROTATION ETF

Schedule of Investments (Unaudited)
February 29, 2024

	Shares	Value
EXCHANGE TRADED FUNDS – 99.8%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	29,862	$2,309,227
Xtrackers USD High Yield Corporate Bond ETF(b)	27,851	988,711
Total Exchange Traded Funds (Cost $3,291,970)		3,297,938

SHORT-TERM INVESTMENTS – 50.1%
Investments Purchased with Collateral from Securities Lending – 49.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	1,646,348	1,646,348

Money Market Funds – 0.2%
First American Government Obligations Fund - Class X, 5.23%(c)	5,405	5,405
Total Short-Term Investments (Cost $1,651,753)		1,651,753

Total Investments – 149.9% (Cost $4,943,723)		$4,949,691
Liabilities in Excess of Other Assets – (49.9)%		(1,648,769)
Total Net Assets – 100.0%		$3,300,922

Percentages are stated as a percent of net assets.

(a)All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $1,616,661 which represented 49.0% of net assets.

(b)Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)The rate shown represents the 7-day effective yield as of February 29, 2024.

5

ATAC ETFs

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
February 29, 2024 (Unaudited)

	ATAC US Rotation ETF	ATAC Credit Rotation ETF
ASSETS:
Investments in securities, at value:
Unaffiliated issuers (Cost $14,460,883 and $4,943,723) (Note 2)(1)	$14,603,965	$4,949,691
Receivables:
Dividends and interest	57	40
Securities lending income, net (Note 5)	2,222	299
Total assets	14,606,244	4,950,030

LIABILITIES:
Collateral received for securities loaned (Note 5)	2,225,000	1,646,348
Payables:
Management fees (Note 4)	9,317	2,760
Total liabilities	2,234,317	1,649,108

NET ASSETS	$12,371,927	$3,300,922

NET ASSETS CONSIST OF:
Paid-in capital	$20,848,762	$5,438,398
Total distributable (accumulated) earnings (losses)	(8,476,835)	(2,137,476)
Net assets	$12,371,927	$3,300,922

Net Asset Value (unlimited shares authorized):
Net assets	$12,371,927	$3,300,922
Shares of beneficial interest issued and outstanding	675,000	225,000
Net asset value	$18.33	$14.67

(1)Includes loaned securities with a value of $2,195,600 and $1,616,661, respectively.

6

ATAC ETFs

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Six-Months Ended February 29, 2024 (Unaudited)

	ATAC US Rotation ETF	ATAC Credit Rotation ETF
INVESTMENT INCOME:
Dividend income	$46,043	$112,835
Securities lending income, net (Note 5)	18,251	3,324
Interest income	1,024	334
Total investment income	65,318	116,493

EXPENSES:
Management fees (Note 4)	68,308	26,851
Total expenses	68,308	26,851
Less: Management fee waiver (Note 4)	(14,754)	(5,800)
Net expenses	53,554	21,051

NET INVESTMENT INCOME (LOSS)	11,764	95,442

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,328,657	22,607
Change in net unrealized appreciation/depreciation on:
Investments	(374,536)	(66,813)

Net realized and unrealized gain (loss)	954,121	(44,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$965,885	$51,236

7

The accompanying notes are an integral part of these financial statements.

ATAC US ROTATION ETF

Statements of Changes in Net Assets (Unaudited)

	Six-Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
OPERATIONS:
Net investment income (loss)	$11,764	$149,529
Net realized gain (loss)	1,328,657	661,720
Change in net unrealized appreciation/depreciation	(374,536)	807,177
Net increase (decrease) in net assets resulting from operations	965,885	1,618,426

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions - distributable earnings	(147,181)	(150,094)
Return of capital dividends	—	(62,506)
Total	(147,181)	(212,600)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	654,937	1,704,943

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,473,641	3,110,769

NET ASSETS:
Beginning of year	10,898,286	7,787,517
End of year	$12,371,927	$10,898,286

(1)Summary of share transactions is as follows:

	Six-Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	675,000	$12,118,692	200,000	$3,213,013
Shares redeemed	(650,000)	(11,463,755)	(100,000)	(1,508,070)
Net increase (decrease)	25,000	$654,937	100,000	$1,704,943

8

The accompanying notes are an integral part of these financial statements.

ATAC CREDIT ROTATION ETF

Statements of Changes in Net Assets (Unaudited)

	Six-Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
OPERATIONS:
Net investment income (loss)	$95,442	$217,130
Net realized gain (loss)	22,607	(582,326)
Change in net unrealized appreciation/depreciation	(66,813)	269,195
Net increase (decrease) in net assets resulting from operations	51,236	(96,001)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions - distributable earnings	(95,420)	(217,130)
Return of capital dividends	—	(1,901)
Total	(95,420)	(219,031)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	(1,832,355)	(717,367)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,876,539)	(1,032,399)

NET ASSETS:
Beginning of year	5,177,461	6,209,860
End of year	$3,300,922	$5,177,461

(1)Summary of share transactions is as follows:

	Six-Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	—	$—	100,000	$1,501,658
Shares redeemed	(125,000)	(1,832,355)	(150,000)	(2,219,025)
Net increase (decrease)	(125,000)	$(1,832,355)	(50,000)	$(717,367)

9

The accompanying notes are an integral part of these financial statements.

ATAC US ROTATION ETF

Financial Highlights (Unaudited)

For a capital share outstanding through each year/period.

	Six-Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Period Ended August 31, 2021(1)
PER SHARE DATA:
Net asset value, beginning of period	$16.77		$14.16	$24.51	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.02		0.26	0.16	0.06
Net realized and unrealized gain (loss)(3)	1.78		2.73	(9.88)	4.45
Total from investment operations	1.80		2.99	(9.72)	4.51

LESS DISTRIBUITONS:
From net investment income	(0.24)		(0.27)	(0.63)	—
From return of capital	—		(0.11)	—	—
Total distributions	(0.24)		(0.38)	(0.63)	—

Net asset value, end of year/period	$18.33		$16.77	$14.16	$24.51

TOTAL RETURN(5)	10.78	%(4)	21.52%	(40.69)%	22.55	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$12.4		$10.9	$7.8	$41.1

Ratio of expenses to average net assets
Before management fees waived	1.25	%(6)	1.25%	1.25%	1.25	%(6)
After management fees waived	0.98	%(6)	0.98%	0.98%	0.98	%(6)

Ratio of net investment income (loss) to average net assets
Before management fees waived	(0.05	)%(6)	1.44%	0.54%	0.06	%(6)
After management fees waived	0.22	%(6)	1.71%	0.81%	0.33	%(6)

Portfolio turnover rate(7)	1,327	%(4)	1,452%	1,212%	678	%(4)

(1)The Fund commenced operations on November 17, 2020. The information presented is from November 17, 2020 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Annualized.

(7)Excludes the impact of in-kind transactions, if applicable.

10

The accompanying notes are an integral part of these financial statements.

ATAC CREDIT ROTATION ETF

Financial Highlights (Unaudited)

For a capital share outstanding through each year/period.

	Six-Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Period Ended August 31, 2021(1)
PER SHARE DATA:
Net asset value, beginning of period	$14.79		$15.52	$20.14	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.32		0.63	0.30	0.00	(7)
Net realized and unrealized gain (loss)(3)	(0.12)		(0.73)	(4.14)	0.16
Total from investment operations	0.20		(0.10)	(3.84)	0.16

LESS DISTRIBUITONS:
From net investment income	(0.32)		(0.63)	(0.63)	(0.02)
From return of capital	—		—	(0.15)	—
Total distributions	(0.32)		(0.63)	(0.78)	(0.02)

Net asset value, end of year/period	$14.67		$14.79	$15.52	$20.14

TOTAL RETURN(5)	1.37	%(4)	(0.62)%	(19.58)%	0.79	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (millions)	$3.3		$5.2	$6.2	$4.0

Ratio of expenses to average net assets
Before management fees waived	1.25	%(6)	1.25%	1.25%	1.25	%(6)
After management fees waived	0.98	%(6)	0.98%	0.98%	0.98	%(6)

Ratio of net investment income (loss) to average net assets
Before management fees waived	4.17	%(6)	3.92%	1.41%	(0.16	)%(6)
After management fees waived	4.44	%(6)	4.19%	1.68%	0.11	%(6)

Portfolio turnover rate(8)	959	%(4)	1,559%	1,950%	174	%(4)

(1)The Fund commenced operations on July 15, 2021. The information presented is from July 15, 2021 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Annualized.

(7)Does not round to $0.01 or $(0.01), as applicable.

(8)Excludes the impact of in-kind transactions, if applicable.

ATAC ETFs

Notes to the Financial Statements (Unaudited)

February 29, 2024

1. ORGANIZATION

The ATAC US Rotation ETF and ATAC Credit Rotation ETF (each, a “Fund,” and collectively, the “Funds”) are series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The ATAC US Rotation ETF commenced operations on November 17, 2020 and the ATAC Credit Rotation ETF commenced operations on July 15, 2021. The ATAC US Rotation ETF commenced operations as a non-diversified series of the Trust; however, the Fund continuously operated as diversified for three years and as of November 27, 2023, is now classified as diversified. The ATAC Credit Rotation ETF is a non-diversified series of the Trust.

The investment objective of the ATAC US Rotation ETF is to seek total return. The investment objective of the ATAC Credit Rotation ETF is to seek current income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation – Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 29, 2024

relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of February 29, 2024:

ATAC US Rotation ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,344,013	$—	$—	$12,344,013
Investments Purchased With Collateral From Securities Lending(1)	—	—	—	2,225,000
Money Market Funds	34,952	—	—	34,952
Total Investments in Securities	$12,378,965	$—	$—	$14,603,965

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 29, 2024

ATAC Credit Rotation ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,297,938	$—	$—	$3,297,938
Investments Purchased With Proceeds From Securities Lending(1)	—	—	—	1,646,348
Money Market Funds	5,405	—	—	5,405
Total Investments in Securities	$3,303,343	$—	$—	$4,949,691

(1) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Federal Income Taxes – Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of February 29, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

Securities Transactions and Investment Income – Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders – Distributions to shareholders from net investment income, if any, for the ATAC US Rotation ETF are declared and paid at least quarterly and for the ATAC Credit Rotation ETF are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 29, 2024

Share Valuation – The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (“the LRMP”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LRMP.

Recently Issued Accounting Pronouncements – In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”).ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

Other Regulatory Matters – In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

3. PRINCIPAL INVESTMENT RISKS

Associated Risks of Short-Term Signals – Because the Funds expect to change their exposure as frequently as each week based on short-term price performance information, (i) each Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to each Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to each Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Short-Term Signals Risk (ATAC US Rotation ETF) – Additionally, because the Adviser determines the exposure for the ATAC US Rotation ETF based on the price movements of gold and lumber, the Fund is exposed to the risk that such assets or their relative price movements fail to accurately predict future performance.

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Notes to the Financial Statements (Unaudited) – Continued

February 29, 2024

Consequently, the ATAC US Rotation ETF may significantly underperform relative to the broader equity or fixed income market if the ATAC Risk-On/Risk-Off Index (the “RORO Index”) is unsuccessful at predicting future performance for the underlying exchange-traded funds (“Underlying ETFs” or “ETF”) in which the Fund invests.

Short-Term Signals Risk (ATAC Credit Rotation ETF) – Additionally, because the Adviser determines the exposure for the ATAC Credit Rotation ETF based on the performance of the Utilities sector relative to the performance of the U.S. large-capitalization equity market, the Fund is exposed to the risk that such assets or their relative performance fail to accurately produce an advantageous signal. Consequently, the ATAC Credit Rotation ETF may significantly underperform relative to the broader fixed income market if the ATAC Credit-On/Credit-Off Index (the “JOJO Index”) is unsuccessful at producing an advantageous signal for the allocation to Underlying ETFs.

Credit Risk (ATAC Credit Rotation ETF Only) – Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

Derivatives Risk (ATAC US Rotation ETF Only) – The Fund is exposed to Derivatives Risk through its investments in leveraged Underlying ETFs. Such Underlying ETFs may use derivative instruments, including swap agreements and futures contracts, which derive their value from the value of an underlying asset or index. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Underlying ETFs may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Underlying ETFs may give rise to a form of leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Underlying ETFs to be more volatile. The use of leverage may also increase expenses and increase the impact of the Underlying ETF’s other risks. The use of leverage may cause the Underlying ETFs to liquidate portfolio positions to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements when it may not be advantageous to liquidate such positions, resulting in increased volatility of returns. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETFs realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns.

Equity Market Risk (ATAC US Rotation ETF Only) – To the extent the Fund invests in Underlying ETFs that invest in equity securities, the Fund is subject to the risk that the equity securities held by such Underlying ETFs may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 29, 2024

securities markets generally or factors affecting specific issuers, industries, or sectors in which an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ETF Risks –

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate each Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

Fixed Income Securities Risk – The Funds invest directly or in Underlying ETFs that principally invest in long-duration U.S. Treasury securities. The value of fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

General Market Risk – Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 29, 2024

your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Government Obligations Risk (ATAC US Rotation ETF Only) – The Fund invests directly or in Underlying ETFs that principally invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. The Fund may also invest directly in these securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline. Debt securities with a longer maturity, such as U.S. Treasuries, may fluctuate in value more than ones with a shorter maturity.

Government Securities Risk (ATAC Credit Rotation ETF Only) – The Fund may invest directly or through Underlying ETFs in government securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline. Debt securities with a longer maturity, such as U.S. Treasuries, may fluctuate in value more than ones with a shorter maturity.

Growth Stocks Risk (ATAC US Rotation ETF Only) – Growth stocks, which may be held by some of the Underlying ETFs in which the Fund invests or in which the Fund may directly invest, tend to rise and fall with the business cycle. When the economy is doing well, generally the value of these companies increases; however, when there is a recession or downturn in the economy, these companies tend to decrease in value because their goods and services are generally not a necessity. These are typically companies that provide consumer discretionary goods or services. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Growth companies may depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns.

High Portfolio Turnover Risk – The Funds may actively and frequently trade all or a significant portion of the securities in their portfolio. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 29, 2024

High Yield Securities Risk (ATAC Credit Rotation ETF only) – Securities rated below investment grade are often referred to as high yield securities or “junk bonds” and are considered speculative in nature. The Fund may invest directly or through Underlying ETFs in high yield securities. Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Interest Rate Risk – When interest rates increase, underlying fixed income securities or instruments held by the Funds will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of fixed income securities and lead to increased volatility of fixed income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and each Fund’s investments. Fluctuations in interest rates may also affect the liquidity of underlying fixed income securities and instruments held by the Funds.

Leveraged ETF Risk (ATAC US Rotation ETF Only) – Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund is indirectly exposed to derivatives risk through their investments in these leveraged ETFs. Further, investments in leveraged ETFs are subject to the risk that the performance of such ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of their investment. Leveraged ETFs are also subject to the risks presented by traditional ETFs (see “ETF Risks” above).

Management Risk – The Fund is actively-managed and may not meet its investment objectives based on the Adviser’s success or failure to implement investment strategies for the Fund.

Market Capitalization Risk (ATAC US Rotation ETF Only) – These risks apply to the extent the Underlying ETFs in which the Fund invests or in which the Fund invests directly, hold securities of large- and small-capitalization companies.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 29, 2024

to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Non-Diversification Risk (ATAC Credit Rotation ETF Only) – Because the Funds are “non-diversified,” each Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause each Fund’s overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

Underlying ETFs Risks – The Funds will incur higher and duplicative expenses because they invest in Underlying ETFs. There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Funds invest will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with each Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

4. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Funds pay the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of each Fund as follows:

Name of Fund	Management Fee	Management Fee After Waiver
ATAC US Rotation ETF	1.25%	0.98%
ATAC Credit Rotation ETF	1.25%	0.98%

The Adviser has contractually agreed to waive 0.27% of its Management Fee until at least December 31, 2024 for each Fund (each, a “Fee Waiver Agreement,” and collectively, the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements. Management Fees for the six-months ended February 29, 2024 are disclosed in the Statement of Operations.

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 29, 2024

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees, and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”), and the Management Fee payable to the Adviser. To the extent a Fund incurs Excluded Expenses, the Fund’s Total Annual Fund Operating Expenses After Fee Waiver is greater than 0.98%. The Management Fees incurred are paid monthly to the Adviser.

The Adviser has entered into an agreement with Tactical Rotation Management, LLC (“TRM”), an entity owned by Mr. Michael Gayed, a portfolio manager for the Funds, under which the Adviser and TRM jointly assume the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”), and such expenses are divided equally between the Adviser and TRM. Although TRM has agreed to be responsible for half of the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. TRM is entitled to a fee, paid by the Adviser, based on the Management Fees earned by the Adviser under the Advisory Agreement less the Unitary Expenses and certain start-up costs.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

5. SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 29, 2024

on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 29, 2024, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Name of Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
ATAC US Rotation ETF	$2,195,600	$2,225,000	17.7%
ATAC Credit Rotation ETF	$1,616,661	$1,646,348	49.0%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the six-months ended February 29, 2024, the Funds loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Funds are not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

6. PURCHASES AND SALES OF SECURITIES

For the six-months ended February 29, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short term investments, U.S. government securities and in-kind transactions were as follows:

Name of Fund	Purchases	Sales
ATAC US Rotation ETF	$143,918,663	$143,936,415
ATAC Credit Rotation ETF	40,884,062	40,889,656

There were no purchases or sales of long-term U.S. government securities for the six-months ended February 29, 2024 in the ATAC US Rotation ETF or the ATAC Credit Rotation ETF.

For six-months ended February 29, 2024, in-kind transactions associated with creations and redemptions were as follows:

Name of Fund	In-Kind Purchases	In-Kind Sales
ATAC US Rotation ETF	$12,007,154	$11,492,994
ATAC Credit Rotation ETF	—	1,827,626

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 29, 2024

7. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended February 29, 2024 and year ended August 31, 2023 are as follows:

Name of Fund	Distributions paid from:	February 29, 2024	August 31, 2023
ATAC US Rotation ETF	Ordinary income	$147,181	$150,094
	Return of Capital	—	62,506
ATAC Credit Rotation ETF	Ordinary income	95,420	217,130
	Return of Capital	—	1,901

As of the year ended August 31, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

	ATAC US Rotation ETF	ATAC Credit Rotation ETF
Cost of investments	$16,727,619	$5,426,677
Gross tax unrealized appreciation	517,618	72,781
Gross tax unrealized depreciation	(867,336)	(324,094)
Net tax unrealized appreciation (depreciation)	(349,718)	(251,313)
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	—	—
Other accumulated gain (loss)	(8,945,821)	(1,841,979)
Total distributable (accumulated) earnings (losses)	$(9,295,539)	$(2,093,292)

Net capital losses and net investment losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of the fiscal year ended August 31, 2023, the Funds had not elected to defer any post-October or late year losses. As of the fiscal year ended August 31, 2023, the ATAC US Rotation ETF and the ATAC Credit Rotation ETF had short-term capital loss carryovers of $8,945,821 and $1,841,979 respectively, both of which do not expire.

8. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized

ATAC ETFs

Notes to the Financial Statements (Unaudited) – Continued

February 29, 2024

Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for Funds of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

9. RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

ATAC ETFs

Expense Examples (Unaudited)

For the Six-Months Ended February 29, 2024

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2023 to February 29, 2024.

ACTUAL EXPENSES

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ATAC ETFs

Expense Examples (Unaudited) – Continued

For the Six-Months Ended February 29, 2024

ATAC US Rotation ETF

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period September 1, 2023 – February 29, 2024(1)
Actual	$1,000.00	$1,107.80	$5.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.99	$4.92

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.98% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

ATAC Credit Rotation ETF

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period September 1, 2023 – February 29, 2024(2)
Actual	$1,000.00	$1,013.70	$4.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.99	$4.92

(2)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.98% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

ATAC ETFs

Basis for Trustees' Approval of Investment Advisory Agreement (Unaudited)

February 29, 2024

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on September 19, 2023 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the ATAC US Rotation ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC (formerly, Toroso Investments, LLC), the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub - advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Michael Gayed, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser currently manages the ATAC Rotation Fund, an open-end mutual fund, and the ATAC Credit Rotation ETF, an open- end exchange-traded fund, that each utilize a systematic investment strategy comparable to the strategy employed by the Fund, but which are based on different market signals.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the Fund’s use of derivatives instruments, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory

ATAC ETFs

Basis for Trustees' Approval of Investment Advisory Agreement (Unaudited) – Continued

February 29, 2024

Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance against its benchmark index and peer group.

The Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the S&P 500 TR Index), and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. tactical allocation funds) (the “Morningstar Peer Group”). The Board noted that the Fund outperformed the S&P 500 TR Index for the year-to-date and one-year periods ended June 30, 2023, but underperformed the S&P 500 TR Index over the since inception period ended June 30, 2023. The Board also noted that the Fund had outperformed the Morningstar Peer Group average over the year-to-date and one-year periods ended July 31, 2023, ranking in the top five percent of the Morningstar Peer Group in both periods. In evaluating the Fund’s performance, the Board considered the systematic nature of the Fund’s investment strategy which bases investment decisions on different market signals and how that investment strategy had contributed to the Fund’s performance.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of Tactical Rotation Management, LLC, an entity controlled by one of the Fund’s portfolio managers, to assume a portion of such obligation in exchange for a corresponding portion of the profits, if any, generated by the Fund’s unitary fee. The Board also noted that the Adviser has contractually agreed to an advisory fee waiver that reduces the Fund’s unitary fee from 1.25% to 0.98% of the Fund’s average daily net assets through at least December 31, 2023. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 1.25% was above the Morningstar Peer Group average of 0 .82% and that the Fund’s net expense ratio of 0.98% was above the Morningstar Peer Group average of 0.75%.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The

ATAC ETFs

Basis for Trustees' Approval of Investment Advisory Agreement (Unaudited) – Continued

February 29, 2024

Board also concluded, in light of the Fund’s strategy and investments primarily in exchange-traded funds (“underlying ETFs”), that the advisory fee paid to the Adviser is based on services provided by the Adviser that are in addition to, rather than duplicative of, the services provided under the advisory agreements for the underlying ETFs. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive, and that while the Fund was not yet profitable to the Adviser, the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its Morningstar Peer Group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

ATAC ETFs

Additional Information (Unaudited)

February 29, 2024

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 855- ATACFUND or by accessing the Funds’ website at www.atacfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling 855- ATACFUND or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.atacfunds.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 855- ATACFUND. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.atacfunds.com.

INFORMATION ABOUT THE FUND’S TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 855- ATACFUND. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.atacfunds.com.

Investment Adviser

Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, 29th Floor
Philadelphia, Pennsylvania 19102

Legal Counsel

Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
ATAC US Rotation ETF	RORO	886364843
ATAC Credit Rotation ETF	JOJO	886364652

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 7, 2024

* Print the name and title of each signing officer under his or her signature.